Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of Group's exposure

	Notional as of 12-31-2021
Type of interest rate	Non-derivative financial liabilities MCh$	Derivative instruments MCh$	Total MCh$

USD LIBOR	751,774	42,235	794,009

Schedule of subsidiaries

				Ownership % at 12-31-2021			Ownership % at 12-31-2020
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.282.311-8	Enel Transmisión Chile S.A. (i) (iv)	Chile	Chilean peso	99.09%	—	99.09%	—	—	—
96.800.460-3	Luz Andes Ltda. (v)	Chile	Chilean peso	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A. (i) (v)	Chile	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Enel Colina S.A. (vii)	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
91.081.000-6	Enel Generación Chile S.A.	Chile	Chilean peso	93.55%	—	93.55%	93.55%	-	93.55%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chile	Chilean peso	—	92.65%	92.65%	—	92.65%	92.65%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chile	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%
76.924.079-9	Enel X Chile Spa	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%
96.920.110-0	Enel Green Power Chile Ltda. (vi)	Chile	U.S. dollar	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A. (ii) (vi)	Chile	U.S. dollar	99.99%	—	99.99%	99.99%	—	99.99%
76.052.206-6	Parque Eólico Valle de los Vientos SpA (vi)	Chile	U.S. dollar	—	—	—	—	—	—
76.306.985-0	Diego de Almagro Matriz SpA (vi)	Chile	U.S. dollar	—	—	—	—	—	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (vi) (viii)	Chile	U.S. dollar	—	—	—	—	—	—
76.321.458-3	Almeyda Solar SpA (ii)	Chile	U.S. dollar	—	—	—	—	100.00%	100.00%
76.179.024-2	Parque Eólico Tal Tal SpA (viii)	Chile	U.S. dollar	—	—	—	—	—	—
96.971.330-6	Geotérmica del Norte S.A.	Chile	U.S. dollar	—	84.59%	84.59%	—	84.59%	84.59%
99.577.350-3	Empresa Nacional de Geotermia S.A. (iii)	Chile	U.S. dollar	—	—	—	—	51.00%	51.00%
76.126.507-5	Parque Talinay Oriente S.A.	Chile	U.S. dollar	—	60.91%	60.91%	—	60.91%	60.91%
76.722.488-5	Empresa de Transmisión Chena S.A. (iv)	Chile	Chilean peso	—	—	—	—	100.00%	100.00%

Schedule of investment in associates

				Ownership % at 12-31-2021			Ownership % at 12-31-2020
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energía Marina SpA	Chile	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%
77.157.779-2	Enel X AMPCI Ebus Chile SpA (*)	Chile	U.S. dollar	—	20.00%	20.00%	—	20.00%	20.00%

(*) On June 11, 2020, the Company’s subsidiary Enel X Chile SpA acquired 20% of the holding company Enel AMPCI Ebus Chile SpA from the AMP Capital Group.

Schedule of Associates and Joint Venture

				Ownership % at 12-31-2021			Ownership % at 12-31-2020
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.017.930-0	Transmisora Eléctrica de Quillota Ltda. (i)	Chile	Chilean peso	—	—	—	—	50.00%	50.00%
77.110.358-8	HIF H2 SpA. (ii)	Chile	U.S. dollar	—	50.00%	50.00%	—	—	—
i.	On December 30, 2021, the sale of the entire interest that Enel Generación Chile S.A. held in Transmisora Eléctrica de Quillota Ltda., to APG Energy & Infra Investments Chile Expansion SpA and CELEO Redes Chile Expansion SpA was completed.
ii.	On April 1, 2021, Enel Green Power Chile S.A. acquired an interest of 50% in the new company HIF H2 SpA., for the development of green hydrogen projects in the Magallanes region.

Schedule of general price index

General price index
From January to December 2019	53.64%
From January to December 2020	36.13%
From January to December 2021	50.95%